NOTE 6 - INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 6 - INTANGIBLE ASSETS

Intangible assets consist of a core deposit intangible related to a branch acquisition. The gross carrying amount, accumulated amortization and net book value of intangibles were as follows:

	December 31,
	2011	2010
Gross carrying amount	$2,885,866	$2,885,866
Less: Accumulated amortization	(2,773,638)	(2,581,247)
Intangible assets, net	$112,228	$304,619

For 2012, intangible assets will be amortized at a monthly rate of $16,033 for seven months. At that point, the core deposit intangible will be fully amortized.